Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 35,304,482,204	$ 24,153,216,752
Liabilities	28,721,128,962	19,383,966,954
Shareholders’ Equity	6,583,353,242	4,769,249,798	$ 4,482,320,552	$ 4,366,546,223
Net Income for the Year	1,763,824,213	797,150,061	$ 357,608,989
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Assets	3,381,044	6,590,784
Liabilities	1,890,258	2,138,789
Shareholders’ Equity	1,490,786	4,451,995
Net Income for the Year	(3,725,267)	(1,847,597)
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Assets	1,654,863	3,081,466
Liabilities	153,508	0
Shareholders’ Equity	1,501,355	3,081,466
Net Income for the Year	(2,391,008)	(3,242,603)
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Assets	23,505,953,188	20,481,294,158
Liabilities	18,732,152,087	16,576,835,097
Shareholders’ Equity	4,773,801,101	3,904,459,061
Net Income for the Year	1,472,223,337	665,849,984
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Assets	6,131,357,353
Liabilities	4,523,001,988
Shareholders’ Equity	1,608,355,365
Net Income for the Year	(177,773,065)
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets		0
Liabilities		0
Shareholders’ Equity		0
Net Income for the Year		(8,782,255)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	92,776,086	68,033,711
Liabilities	34,622,532	22,552,671
Shareholders’ Equity	58,153,554	45,481,040
Net Income for the Year	74,097,938	58,400,010
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	3,097,452	3,884,222
Liabilities	1,039,828	1,269,666
Shareholders’ Equity	2,057,624	2,614,556
Net Income for the Year	2,709,592	3,468,608
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Assets	4,044,746	95,572
Liabilities	1,628,435	0
Shareholders’ Equity	2,416,311	95,572
Net Income for the Year	(1,363,857)	(37,019)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Assets	5,601,702	95,591
Liabilities	0	95,572
Shareholders’ Equity	5,601,702	19
Net Income for the Year	(2,070,785)	9
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Assets	26,466	18,895
Liabilities	0	0
Shareholders’ Equity	26,466	18,895
Net Income for the Year	(12,875)	(17,025)
Galicia Retiro Compaa de Seguros S.A
Disclosure of subsidiaries [line items]
Assets	6,647,909	9,175,317
Liabilities	6,177,906	7,317,421
Shareholders’ Equity	470,003	1,857,896
Net Income for the Year	(1,387,891)	257,187
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	178,224,997	136,988,036
Liabilities	137,552,002	110,218,158
Shareholders’ Equity	40,672,995	26,769,878
Net Income for the Year	26,339,474	30,219,428
Galicia Seguros S A U
Disclosure of subsidiaries [line items]
Assets	53,612,927	54,157,561
Liabilities	27,068,545	20,779,602
Shareholders’ Equity	26,544,382	33,377,959
Net Income for the Year	3,308,011	16,672,843
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Assets	2,646,633	1,889,567
Liabilities	0	0
Shareholders’ Equity	2,646,633	1,889,567
Net Income for the Year	(1,127,333)	520,398
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	13,455,580	13,192,880
Liabilities	4,229,671	4,485,373
Shareholders’ Equity	9,225,909	8,707,507
Net Income for the Year	1,124,242	396,039
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	22,359,939	28,358,974
Liabilities	3,177	5,320
Shareholders’ Equity	22,356,762	28,353,654
Net Income for the Year	(12,658,998)	3,525,175
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	136,948,914	118,046,933
Liabilities	126,923,384	99,724,299
Shareholders’ Equity	10,025,530	18,322,634
Net Income for the Year	(8,297,105)	1,320,703
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Assets	2,446,707	43,043
Liabilities	280,652	40
Shareholders’ Equity	2,166,055	43,003
Net Income for the Year	122,012	22,231
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Assets	277,617	6,596
Liabilities	167,942	0
Shareholders’ Equity	109,675	6,596
Net Income for the Year	103,974	(5,816)
INVIU Uruguay Agente de Valores S.A.
Disclosure of subsidiaries [line items]
Assets	3,340,409	4,396,549
Liabilities	1,682,440	2,741,788
Shareholders’ Equity	1,657,969	1,654,761
Net Income for the Year	3,207	(881,065)
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	1,753,107,299	581,135,881
Liabilities	1,661,763,417	545,699,851
Shareholders’ Equity	91,343,882	35,436,030
Net Income for the Year	55,215,460	(15,981,726)
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Assets	2,265	0
Liabilities	23,354	1,251
Shareholders’ Equity	(21,089)	(1,251)
Net Income for the Year	(20,563)	610
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	45,238,985	76,849,308
Liabilities	1,194,950	5,886,538
Shareholders’ Equity	44,044,035	70,962,770
Net Income for the Year	(18,035,597)	27,569,329
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Assets	276,974,673	376,447,540
Liabilities	264,190,792	339,417,539
Shareholders’ Equity	12,783,881	37,030,001
Net Income for the Year	(24,246,120)	1,076,195
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	3,752,961,601	2,619,158,876
Liabilities	3,029,305,652	2,059,177,310
Shareholders’ Equity	723,655,949	559,981,566
Net Income for the Year	201,411,703	67,456,378
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	875,936,093	648,697,780
Liabilities	20,639,616	26,796
Shareholders’ Equity	855,296,477	648,670,984
Net Income for the Year	253,404,499	36,504,413
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	78,732	1,310
Liabilities	23,696	7,852
Shareholders’ Equity	55,036	(6,542)
Net Income for the Year	49,532	$ (6,542)
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Assets	24,585,321
Liabilities	5,209,384
Shareholders’ Equity	19,375,937
Net Income for the Year	689,708
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Assets	1,771,916,609
Liabilities	4,290,320
Shareholders’ Equity	1,767,626,289
Net Income for the Year	(185,723,592)
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Assets	7,952,338
Liabilities	1,948,462
Shareholders’ Equity	6,003,876
Net Income for the Year	(2,896,417)
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	258,770
Liabilities	201,772
Shareholders’ Equity	56,998
Net Income for the Year	7,503
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Assets	383,457
Liabilities	345,924
Shareholders’ Equity	37,533
Net Income for the Year	3,003
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Assets	132,487
Liabilities	25,221
Shareholders’ Equity	107,266
Net Income for the Year	(4,204)
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Assets	86
Liabilities	0
Shareholders’ Equity	86
Net Income for the Year	74
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Assets	740,515
Liabilities	193,454
Shareholders’ Equity	547,061
Net Income for the Year	(144,147)
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Assets	153,508
Liabilities	0
Shareholders’ Equity	153,508
Net Income for the Year	(29,579)
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Assets	22,428,400
Liabilities	0
Shareholders’ Equity	22,428,400
Net Income for the Year	64,707
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	22,428,936
Liabilities	0
Shareholders’ Equity	22,428,936
Net Income for the Year	44,120
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Assets	112
Liabilities	0
Shareholders’ Equity	112
Net Income for the Year	17
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	81
Liabilities	0
Shareholders’ Equity	81
Net Income for the Year	$ 71